Basis of presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation

Note   3.                  Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Note 3.      Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Acquisition of WISeCoin France R&D Lab SAS

On March 15, 2020, the Group acquired WISeCoin France R&D Lab SAS, a private French company which was spun off from the Group in 2019. The primary activity of WISeCoin France R&D Lab SAS is to carry out research and development on hardware and software components of semiconductors and integrated circuits with a focus on authentication and security solutions.

Both the Semiconductors Group and WISeCoin France R&D Lab SAS being controlled by ultimate parent WISeKey International Holding AG, the acquisition qualified as a transaction under common control in line with ASC 805-50. In application of ASC 805-50-45, the assets, liabilities and results of WISeCoin France R&D Lab SAS have been consolidated in the Group’s financial statements as of the beginning of the period, i.e., from January 1, 2020.

Dissolution of WISeCoin France R&D Lab SAS

On January 1, 2021, WISeCoin France R&D Lab SAS’ assets and liabilities were transferred to WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS was dissolved. As a fully owned subsidiary, the net assets of WISeCoin France R&D Lab SAS in the Semiconductors Group as at January 1, 2021 were transferred at carrying value to WISeKey Semiconductors SAS.

SEALS Corp
Basis of presentation

3.           Basis of presentation

The condensed consolidated interim financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

These unaudited condensed consolidated interim financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Group’s annual financial statements for the year ended December 31, 2022, as filed in the 20-F on June 27, 2023.

The Group’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year. The significant accounting policies applied in the annual consolidated financial statements of the Group as of December 31, 2022, contained in the Group’s Annual Report have been applied consistently in these unaudited condensed consolidated financial statements.

Reverse Acquisition

On January 1, 2023, SEALSQ Corp., then a so-called empty shell private company with no operating activities that was not considered a business under US GAAP standards, acquired WISeKey Semiconductors SAS, a private operating company. Before this acquisition, both companies were wholly owned by WISeKey International Holding AG (“WISeKey”). This transaction being a capital transaction in substance, it qualifies as a reverse acquisition that is considered a recapitalization whereby SEALSQ Corp. is the legal acquirer and accounting acquiree, whereas WISeKey Semiconductors SAS is the legal acquiree and accounting acquirer. In accordance with ASC 805-40 (Reverse acquisition), the condensed consolidated interim financial statements are therefore issued by the legal parent, SEALSQ Corp., but are considered to be the continuation of the financial statements of the legal subsidiary, WISeKey Semiconductors SAS.

Comparative information in SEALSQ’s condensed consolidated interim financial statements relates to WISeKey Semiconductors SAS and not to the non-operating SEALSQ Corp. until the date of the transaction. The assets and liabilities of the accounting acquiree, SEALSQ Corp., have been consolidated from January 1, 2023. No goodwill arose as a result of the transaction. The consolidated interim statement of comprehensive losses includes the results of SEALSQ Corp. from January 1, 2023.

The newly formed company was then listed on the Nasdaq Global Market on May 23, 2023 through a spin-off by WISeKey of 20% of the ordinary share capital.